Related Parties (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Summary of Transactions with Related Parties

Details of significant transactions with related parties are as follows:

Year ended March 31, 2019

	(Millions of Yen)
Category	Name	Description of transaction	Amount	Account	Outstanding balance
Associate	Nippon Steel & Sumikin Bussan Corporation	Sells steel products	1,170,241	Trade and other receivables	46,251

The terms and conditions applied to related party transactions are determined based on terms equivalent to those that prevail in arm’s length transactions.

Year ended March 31, 2018

	(Millions of Yen)
Category	Name	Description of transaction	Amount	Account	Outstanding balance
Associate	Nippon Steel & Sumikin Bussan Corporation	Sells steel products	849,244	Trade and other receivables	39,236

Summary of Compensation Paid to Directors	Compensation paid to the directors of the Group is as follows:

	(Millions of Yen)
	Year ended March 31, 2019	Year ended March 31, 2018	Year ended March 31, 2017
Salary	935	857	964